Related party transactions	12 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related party transactions

Note 9 — Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (‘‘Forasen Group’’)	Owned by the Chairman of Board of Directors	Provides guarantee for the Company’s bank loans; purchases from the Company; leases factory building to the Company
FarmNet Limited	Parent company of FMI	Provides working capital loan
Yefang Zhang	Chief Executive Officer (‘‘CEO’’)	Provides working capital loan; provides guarantee for the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors	provides guarantee for the Company’s bank loans

Due to related parties consisted of the following:

	September 30, 2018	September 30, 2017
Yefang Zhang	$-	$415,381
FarmNet Limited	122,800	-
Total	$122,800	$415,381

Sales to related party

The Company periodically sells merchandise to its affiliates during the ordinary course of business. Forasen Group was the seventh largest customer, the fourth largest customer and the second largest customer of the Company for the years ended September 30, 2018, 2017 and 2016, respectively. For the years ended September 30, 2018, 2017 and 2016, the Company recorded sales to Forasen Group of $155,418, $799,142 and $1,012,789, respectively. Sales to Forasen Group accounted for 1%, 3% and 5% of the total sales for the years ended September 30, 2018, 2017 and 2016, respectively.

Operating lease from related party

In October 2009, the Company entered into a lease agreement with Forasen Group for leasing the factory building. The lease term is 10 years with monthly rent of RMB 22,400 (equivalent of $3,427).

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term and long-term bank loans (see Note 7 and Note 8).